Distribution Agreements - ViBone Exclusivity Agreement (Details) - ViBone Exclusivity Agreement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront payment recorded as deferred revenue	$ 2.0
Revenue recognized from deferred revenue	$ 0.6	$ 0.6